UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22714

Investment Company Act File Number

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Emerging Markets Debt Opportunities Fund

Eaton Vance

Emerging Markets Debt Opportunities Fund

April 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 84.1%

Security	Principal Amount (000’s omitted)		Value
Albania — 2.4%
Albania Government Bond, 8.90%, 7/24/25	ALL	52,000	$435,223
Albania Government Bond, 8.93%, 4/23/25	ALL	10,200	86,629
Republic of Albania, 5.75%, 11/12/20(1)	EUR	730	886,780

Total Albania			$1,408,632

Angola — 3.7%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	2,172	$2,196,182

Total Angola			$2,196,182

Argentina — 4.3%
Republic of Argentina, 0.75%, 2/22/17	USD	598	$565,236
Republic of Argentina, 0.75%, 6/9/17	USD	611	569,324
Republic of Argentina, 0.75%, 9/21/17	USD	571	507,916
Republic of Argentina, 1.75%, 10/28/16	USD	568	549,199
Republic of Argentina, 2.40%, 3/18/18	USD	409	364,361

Total Argentina			$2,556,036

Armenia — 0.3%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	200	$199,750

Total Armenia			$199,750

Bangladesh — 1.8%
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	44,100	$606,056
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	34,600	483,549

Total Bangladesh			$1,089,605

Barbados — 1.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	617	$509,025
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	493	406,725

Total Barbados			$915,750

Belarus — 0.8%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	462	$487,410

Total Belarus			$487,410

Bosnia and Herzegovina — 0.7%
Republic of Srpska, 1.50%, 10/30/23	BAM	389	$182,288
Republic of Srpska, 1.50%, 6/9/25	BAM	98	43,439
Republic of Srpska, 1.50%, 9/25/26	BAM	421	175,825

Total Bosnia and Herzegovina			$401,552

Colombia — 0.7%
Titulos De Tesoreria B, 11.00%, 7/24/20	COP	1,046,200	$412,145

Total Colombia			$412,145

Dominican Republic — 7.1%
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	245	$258,184
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	140,600	3,145,895
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	100	2,298
Dominican Republic International Bond, 15.00%, 4/5/19(1)	DOP	33,400	820,305
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	500	11,478

Total Dominican Republic			$4,238,160

Security	Principal Amount (000’s omitted)		Value
Ecuador — 3.6%
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	1,020	$889,950
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	1,335	1,268,250

Total Ecuador			$2,158,200

Ethiopia — 0.4%
Federal Democratic Republic of Ethiopia, 6.625%, 12/11/24(1)	USD	270	$245,727

Total Ethiopia			$245,727

Fiji — 2.0%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	1,178	$1,162,539

Total Fiji			$1,162,539

Georgia — 3.6%
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	966	$402,333
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	15	6,865
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	651	292,485
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	1,270	609,315
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,689	857,860

Total Georgia			$2,168,858

Indonesia — 2.6%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	12,690,000	$1,007,570
Republic of Indonesia, 3.375%, 7/30/25(2)	EUR	456	534,371

Total Indonesia			$1,541,941

Iraq — 3.1%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	2,570	$1,837,550

Total Iraq			$1,837,550

Ivory Coast — 1.1%
Ivory Coast, 6.375%, 3/3/28(2)	USD	690	$657,225

Total Ivory Coast			$657,225

Kazakhstan — 2.2%
Kazakhstan Government International Bond, 5.125%, 7/21/25(2)	USD	1,257	$1,333,363

Total Kazakhstan			$1,333,363

Kenya — 2.8%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	5,900	$54,116
Kenya Treasury Bond, 11.855%, 5/22/17	KES	6,450	62,809
Republic of Kenya, 6.875%, 6/24/24(1)	USD	1,652	1,561,140

Total Kenya			$1,678,065

Macedonia — 1.9%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	239	$264,871
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	730	842,056

Total Macedonia			$1,106,927

Mexico — 4.2%
Mexican Bonos, 5.75%, 3/5/26	MXN	33,390	$1,929,622
Mexican Bonos, 10.00%, 12/5/24	MXN	7,826	587,152

Total Mexico			$2,516,774

Mongolia — 2.7%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	1,250	$1,168,750
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	560	443,929

Total Mongolia			$1,612,679

Nigeria — 0.8%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	491	$488,692

Total Nigeria			$488,692

Security	Principal Amount (000’s omitted)		Value
Paraguay — 0.8%
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	210	$215,250
Republic of Paraguay, 6.10%, 8/11/44(2)	USD	230	235,750

Total Paraguay			$451,000

Philippines — 3.1%
Republic of the Philippines, 6.25%, 1/14/36	PHP	77,000	$1,826,470

Total Philippines			$1,826,470

Russia — 5.6%
Russia Government Bond, 6.40%, 5/27/20	RUB	126,348	$1,795,567
Russia Government Bond, 8.15%, 2/3/27	RUB	102,242	1,525,206

Total Russia			$3,320,773

Rwanda — 2.4%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,466	$1,440,638

Total Rwanda			$1,440,638

Serbia — 6.8%
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	15,570	$158,599
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	1,974,295
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	178,340	1,914,204

Total Serbia			$4,047,098

Sri Lanka — 1.2%
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	11,020	$68,595
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	50,000	302,118
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	50,000	328,613

Total Sri Lanka			$699,326

Tanzania — 4.4%
United Republic of Tanzania, 6.892%, 3/9/20(1)(3)	USD	2,581	$2,626,510

Total Tanzania			$2,626,510

Venezuela — 2.7%
Bolivarian Republic of Venezuela, 7.65%, 4/21/25(1)	USD	412	$151,925
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	2,474	1,066,912
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(1)	USD	972	378,963

Total Venezuela			$1,597,800

Zambia — 2.8%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	1,091	$816,308
Republic of Zambia, 8.50%, 4/14/24(2)	USD	220	182,600
Republic of Zambia, 8.97%, 7/30/27(2)	USD	265	219,950
Zambia Government Bond, 11.00%, 9/1/19	ZMW	6,600	460,099

Total Zambia			$1,678,957

Total Foreign Government Bonds (identified cost $49,830,682)			$50,102,334

Foreign Corporate Bonds — 3.5%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.3%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(3)	USD	200	$189,740

Total Azerbaijan			$189,740

Security	Principal Amount (000’s omitted)		Value
Brazil — 1.2%
Petrobras Global Finance BV, 2.00%, 5/20/16	USD	120	$119,979
Petrobras Global Finance BV, 3.50%, 2/6/17	USD	235	233,273
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	396	346,500

Total Brazil			$699,752

Colombia — 0.0%(4)
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	86,000	$29,354

Total Colombia			$29,354

Georgia — 0.3%
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	200	$201,000

Total Georgia			$201,000

Mexico — 0.2%
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	1,420	$72,886
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	24,060

Total Mexico			$96,946

Mongolia — 1.4%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	834	$818,363

Total Mongolia			$818,363

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	220	$73,045

Total South Korea			$73,045

Total Foreign Corporate Bonds (identified cost $2,205,953)			$2,108,200

Sovereign Loans — 3.2%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.61%, Maturing August 1, 2021(5)(6)(7)	USD	200	$187,152

Total Ethiopia			$187,152

Kenya — 0.5%
Government of Kenya, Term Loan, 5.95%, Maturing October 28, 2017(5)	USD	260	$260,000

Total Kenya			$260,000

Macedonia — 1.9%
Republic of Macedonia, Term Loan, 2.70%, Maturing December 10, 2022(6)(8)(9)	EUR	1,000	$1,127,649

Total Macedonia			$1,127,649

Suriname — 0.5%
Republic of Suriname, Term Loan, 8.75%, Maturing September 30, 2017(6)(7)	USD	300	$306,150

Total Suriname			$306,150

Total Sovereign Loans (identified cost $1,815,704)			$1,880,951

Short-Term Investments — 6.1%

Foreign Government Securities — 0.4%

Security	Principal Amount (000’s omitted)		Value
Lebanon — 0.4%
Lebanon Treasury Bill, 0.00%, 5/5/16	LBP	9,080	$6,023
Lebanon Treasury Bill, 0.00%, 5/19/16	LBP	15,890	10,521
Lebanon Treasury Bill, 0.00%, 5/26/16	LBP	83,810	55,453
Lebanon Treasury Bill, 0.00%, 6/2/16	LBP	5,540	3,662
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	60,830	40,115
Lebanon Treasury Bill, 0.00%, 12/1/16	LBP	186,830	120,480
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	50,890	32,755

Total Lebanon			$269,009

Total Foreign Government Securities (identified cost $268,458)			$269,009

U.S. Treasury Obligations — 1.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/22/16(10)		$1,000	$998,901

Total U.S. Treasury Obligations (identified cost $998,248)			$998,901

Other — 4.0%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.53%(11)		$2,392	$2,391,544

Total Other (identified cost $2,391,544)			$2,391,544

Total Short-Term Investments (identified cost $3,658,250)			$3,659,454

Total Investments — 96.9% (identified cost $57,510,589)			$57,750,939

Less Unfunded Loan Commitments — (1.7)%			$(1,018,088)

Net Investments — 95.2% (identified cost $56,492,501)			$56,732,851

Other Assets, Less Liabilities — 4.8%			$2,842,058

Net Assets — 100.0%			$59,574,909

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2016, the aggregate value of these securities is $22,558,556 or 37.9% of the Fund’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2016, the aggregate value of these securities is $6,643,126 or 11.2% of the Fund’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2016.

(4)	Amount is less than 0.05%.

(5)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at April 30, 2016.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(9)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at April 30, 2016.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2016 was $10,247.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
THB	8,296,000	USD	228,351	Deutsche Bank AG	5/3/16	$9,152	$—
THB	9,729,000	USD	267,795	Standard Chartered Bank	5/3/16	10,733	—
USD	37,830	THB	1,361,000	Deutsche Bank AG	5/3/16	—	(1,134)
USD	190,915	THB	6,935,000	Deutsche Bank AG	5/3/16	—	(7,625)
USD	71,071	THB	2,555,000	Standard Chartered Bank	5/3/16	—	(2,075)
USD	197,849	THB	7,174,000	Standard Chartered Bank	5/3/16	—	(7,533)
EUR	871,088	USD	990,802	Deutsche Bank AG	5/4/16	6,667	—
USD	972,657	EUR	871,088	Deutsche Bank AG	5/4/16	—	(24,811)
EUR	42,700	HUF	13,239,375	Standard Chartered Bank	5/5/16	302	—
HUF	13,239,375	EUR	42,397	Deutsche Bank AG	5/5/16	45	—
INR	185,233,000	USD	2,699,540	BNP Paribas	5/9/16	89,070	—
USD	468,387	INR	31,855,000	BNP Paribas	5/9/16	—	(11,178)
USD	445,439	GEL	1,024,665	Bank of Georgia	5/10/16	—	(14,499)
IDR	1,216,723,000	USD	88,942	Goldman Sachs International	5/12/16	3,172	—
IDR	3,130,500,000	USD	229,089	BNP Paribas	5/16/16	7,744	—
IDR	1,590,634,000	USD	116,573	Goldman Sachs International	5/16/16	3,764	—
IDR	3,130,500,000	USD	229,206	Standard Chartered Bank	5/16/16	7,626	—
USD	68,832	TRY	198,795	Deutsche Bank AG	5/18/16	—	(1,913)
MXN	12,995,000	USD	688,782	BNP Paribas	5/19/16	65,357	—
MXN	984,219	USD	55,544	BNP Paribas	5/19/16	1,573	—
USD	524,119	GEL	1,180,474	Bank of Georgia	5/23/16	—	(4,507)
USD	1,847,049	PHP	88,880,000	Bank of America, N.A.	5/23/16	—	(41,526)
IDR	15,120,009,000	USD	1,108,505	Goldman Sachs International	5/25/16	33,568	—
USD	237,269	EUR	212,727	Deutsche Bank AG	5/25/16	—	(6,468)
USD	592,012	EUR	532,117	Deutsche Bank AG	5/25/16	—	(17,674)
USD	158,849	GEL	356,822	Bank of Georgia	5/25/16	—	(881)
BRL	4,382,603	USD	1,176,632	Standard Chartered Bank	6/2/16	85,169	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	122,758	EUR	111,112	Goldman Sachs International	6/2/16	$—	$(4,580)
USD	1,050,636	EUR	950,961	Goldman Sachs International	6/2/16	—	(39,201)
USD	289,466	GEL	651,355	Bank of Georgia	6/3/16	—	(1,637)
EUR	150,148	USD	167,944	Deutsche Bank AG	6/8/16	4,165	—
USD	1,121,635	EUR	1,007,000	BNP Paribas	6/8/16	—	(32,648)
USD	2,766,519	EUR	2,505,889	BNP Paribas	6/8/16	—	(105,880)
MXN	35,586,773	USD	2,017,906	Morgan Stanley & Co. International PLC	6/20/16	40,862	—
EUR	317,182	USD	353,411	Goldman Sachs International	6/22/16	10,330	—
USD	356,034	EUR	317,182	Goldman Sachs International	6/22/16	—	(7,707)
USD	308,973	LKR	45,357,200	Standard Chartered Bank	7/8/16	2,764	—
IDR	1,834,178,000	USD	137,196	Deutsche Bank AG	7/14/16	18	—
IDR	1,426,585,000	USD	106,708	Standard Chartered Bank	7/14/16	14	—
IDR	2,150,053,000	USD	160,117	BNP Paribas	7/18/16	625	—
IDR	2,240,940,000	USD	166,792	Deutsche Bank AG	7/18/16	745	—
RUB	132,625,000	USD	1,975,262	Deutsche Bank AG	7/20/16	33,047	—
USD	397,595	EUR	350,412	Standard Chartered Bank	7/20/16	—	(4,611)
USD	549,301	EUR	484,115	Standard Chartered Bank	7/20/16	—	(6,370)
USD	2,208,327	RUB	148,273,687	Deutsche Bank AG	7/20/16	—	(36,946)
USD	340,505	LKR	50,496,900	Standard Chartered Bank	7/22/16	668	—
USD	507,434	EUR	449,192	Standard Chartered Bank	7/27/16	—	(8,262)
EUR	65,911	RSD	8,291,570	Deutsche Bank AG	9/21/16	—	(599)
USD	1,760,941	MXN	32,267,490	Bank of America, N.A.	1/13/17	—	(70,764)

						$417,180	$(461,029)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	3	Short	Jun-16	$(450,829)	$(449,489)	$1,340
Euro-Bund	3	Short	Jun-16	(557,147)	(556,082)	1,065
U.S. 2-Year Treasury Note	2	Short	Jun-16	(437,625)	(437,250)	375
U.S. 5-Year Deliverable Interest Rate Swap	40	Short	Jun-16	(4,122,158)	(4,138,125)	(15,967)
U.S. 10-Year Deliverable Interest Rate Swap	58	Short	Jun-16	(6,048,414)	(6,073,688)	(25,274)
U.S. 30-Year Deliverable Interest Rate Swap	1	Short	Jun-16	(105,935)	(105,937)	(2)

						$(38,463)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	1,531	Receives	6-month Euro Interbank Offered Rate	0.50	%(2)	6/15/21	$(2,872)
LCH.Clearnet(1)	USD	392	Receives	3-month USD- LIBOR-BBA	1.25	(2)	6/15/18	(1,425)
LCH.Clearnet(1)	USD	678	Receives	3-month USD- LIBOR-BBA	1.25	(2)	6/15/18	124
LCH.Clearnet(1)	USD	218	Receives	3-month USD- LIBOR-BBA	2.50	(2)	6/15/46	(2,871)

								$(7,044)

(1)	Effective date, which represents the date on which the Fund and the counterparty to the interest rate swap begin interest payment accrual, is after April 30, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	88	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$1,864
Bank of America, N.A.	CNY	4,192	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(5,396)
Bank of America, N.A.	MXN	2,844	Pays	Mexico Interbank TIIE 28 Day	6.63	3/19/24	8,661
Barclays Bank PLC	BRL	3,922	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(64,279)
BNP Paribas	BRL	20,577	Pays	Brazil CETIP Interbank Deposit Rate	15.56	1/2/18	321,809
Deutsche Bank AG	CNY	10,527	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(13,394)
Deutsche Bank AG	CNY	38,441	Pays	7-day China Fixing Repo Rates	2.45	1/29/21	(131,988)
Goldman Sachs International	RUB	61,104	Pays	3-month Moscow Prime Offered Rate	10.16	3/18/20	1,125
Goldman Sachs International	RUB	144,540	Pays	3-month Moscow Prime Offered Rate	10.40	11/9/20	78,855
Goldman Sachs International	RUB	200,000	Pays	3-month Moscow Prime Offered Rate	9.95	4/15/21	7,469
Standard Chartered Bank	CNY	12,205	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(15,711)

							$189,015

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Belarus	Deutsche Bank AG	$1,100	5.00	%(1)	12/20/16	6.48%	$(4,042)	$8,770	$4,728
Brazil	Barclays Bank PLC	1,000	1.00	(1)	12/20/20	3.20	(91,510)	150,036	58,526

Total		$2,100					$(95,552)	$158,806	$63,254

*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2016, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $2,100,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Currency Abbreviations:

ALL	-	Albanian Lek

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

DOP	-	Dominican Peso

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

ZMW	-	Zambian Kwacha

At April 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and non-deliverable bond forward contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$—	$(95,552)

Total		$—	$(95,552)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$417,180	$(461,029)

Total		$417,180	$(461,029)

Interest Rate	Futures Contracts*	$2,780	$(41,243)
Interest Rate	Interest Rate Swaps	419,783	(230,768)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	124	(7,168)

Total		$422,687	$(279,179)

*	Amount represents cumulative unrealized appreciation (depreciation) on futures contracts in the Futures Contracts table above.

Reverse Repurchase Agreements

There were no reverse repurchase agreements outstanding as of April 30, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,838,754

Gross unrealized appreciation	$1,952,425
Gross unrealized depreciation	(2,058,328)

Net unrealized depreciation	$(105,903)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$50,102,334	$—	$50,102,334
Foreign Corporate Bonds	—	2,108,200	—	2,108,200
Sovereign Loans (Less Unfunded Loan Commitments)	—	260,000	602,863	862,863
Short-Term Investments —
Foreign Government Securities	—	269,009	—	269,009
U.S. Treasury Obligations	—	998,901	—	998,901
Other	—	2,391,544	—	2,391,544
Total Investments	$—	$56,129,988	$602,863	$56,732,851
Forward Foreign Currency Exchange Contracts	$—	$417,180	$—	$417,180
Futures Contracts	2,780	—	—	2,780
Swap Contracts	—	419,907	—	419,907
Total	$2,780	$56,967,075	$602,863	$57,572,718

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(461,029)	$—	$(461,029)
Futures Contracts	(41,243)	—	—	(41,243)
Swap Contracts	—	(333,488)	—	(333,488)
Total	$(41,243)	$(794,517)	$—	$(835,760)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2016 is not presented. At April 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 27, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 27, 2016